Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	¥ 3,603,240	$ 565,427	¥ 2,350,641
Allowance for credit losses	(32,265)	(5,063)	(15,770)	$ (2,475)	¥ (22,894)	¥ (2,249)
Accounts receivable, net	¥ 3,570,975	$ 560,364	¥ 2,334,871